------------------------------------------------------------------------------
THE STRONG
INDEX 500 FUND

ANNUAL REPORT o FEBRUARY 28, 1998


                [PHOTO OF MAN, WOMAN AND CHILD WALKING]


                              [STRONG LOGO]
                              STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

-------------------------------------------------------------------------------
                                        [PICTURE OF FOLDER LABELED INVESTMENTS]
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

-------------------------------------------------------------------------------
                                                             [PICTURE OF CLOCK]
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

-------------------------------------------------------------------------------
                                [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

-------------------------------------------------------------------------------
                                           [PICTURE OF MEMO REMINDER TO INVEST]
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

-------------------------------------------------------------------------------
                                              [PICTURE OF GRAPH SLOPING UPWARD]
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

-------------------------------------------------------------------------------
             [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

-------------------------------------------------------------------------------
                                                       [PICTURE OF DOLLAR SIGN]
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

-------------------------------------------------------------------------------
                                                  [PICTURE OF MAGNIFYING GLASS]
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

------------------------------------------------------------------------------
THE STRONG
INDEX 500 FUND

ANNUAL REPORT o FEBRUARY 28, 1998


                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Index 500 Fund................................................2

FINANCIAL INFORMATION--STRONG INDEX 500 FUND
     Statement of Assets and Liabilities......................................4
     Statement of Operations..................................................4
     Statement of Changes in Net Assets.......................................5
     Notes to Financial Statements............................................5
     Financial Highlights.....................................................6

REPORT OF INDEPENDENT ACCOUNTANTS.............................................7

FINANCIAL INFORMATION--MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
     Portfolio of Investments.................................................8
     Statement of Assets and Liabilities.....................................14
     Statement of Operations.................................................15
     Statements of Changes in Net Assets.....................................16
     Notes to Financial Statements...........................................17

REPORT OF INDEPENDENT ACCOUNTANTS............................................20

THE STRONG INDEX 500 FUND

THE DOMESTIC STOCK MARKET ENJOYED ANOTHER OUTSTANDING YEAR, WITH THE CURRENT SEVEN-YEAR RALLY ONE OF THE LONGEST-SUSTAINED RALLIES IN HISTORY.

The Strong Index 500 Fund seeks to replicate, as closely as practical (before fees and expenses), the market capitalization-weighted total return of the Standard & Poor's 500 (S&P 500) Index.* The Fund is designed to provide investors with broad exposure to the large-capitalization sector of the U.S. market. This allows investors wide diversification, and serves as a complement to actively managed funds.

ANOTHER STRONG YEAR FOR STOCKS
The domestic stock market enjoyed another outstanding year, with the current seven-year rally representing one of the longest-sustained rallies in history. The fiscal year ended February 28, 1998 was one of historically high returns for stocks, although the market experienced downturns as well. The most noteworthy tumble was the one-day decline of more than 6% in the S&P 500 Index in October of 1997. Investors tended to react positively to market dips throughout the year, recognizing them as buying opportunities. In fact, the day after the October plunge, the market rose 5.12%.

While volatility marked the fiscal year of the Strong Index 500 Fund, the period ended with the market once again approaching record highs. The Strong Index 500 Fund returned 32.71% for the 10-month period ended February 28, 1998. As measured by the S&P 500 Index, the U.S. equity market returned 33.31% for the same period.

LARGE CAPS, VALUE STOCKS LED THE MARKET
In a continuing trend from the previous year, the strong performance of a small group of large-cap stocks led the market. Substantial increases in corporate earnings--which rose an estimated 13.6% for the year--beat analysts' expectations, instilling confidence in investors and driving the stock market to new highs.

Within the intermediate and small-cap sectors, value stocks generally outperformed growth stocks, especially during the second half of 1997. The reasons for this were two-fold. Technology stocks--which typically dominate the intermediate- and small-growth sectors--often turned in earnings disappointments, while a favorable interest rate environment encouraged merger activity among regional banks and securities firms on the value side. Communications services, telephone and utilities stocks were among the best-performing sectors in the S&P 500 Index. Meanwhile, the basic materials--the sector including companies that make basic products used in the manufacturing of other goods--and technology sectors delivered the poorest performance.

THE VALUE OF STOCKS IN YOUR PORTFOLIO
The market's historic gains over the past year demonstrated the return potential that stocks can add to your portfolio. The accompanying instability confirmed the importance of choosing stock funds for long-term investment goals--those five or more years in the future.

Thank you for your investment in the Strong Index 500 Fund. We look forward to continuing to help you meet your investment goals.

===============================================================================
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
===============================================================================
                            From 5-1-97 to 2-28-98
[GRAPH]
                                                       Lipper S & P 500
                THE STRONG             S & P 500        Index Objective
              INDEX 500 FUND           Index(R)*          Funds Index*
     4-97         10,000                10,000              10,000
     5-97         10,640                10,645              10,644
     6-97         11,110                11,122              11,117
     7-97         11,991                12,007              12,001
     8-97         11,320                11,334              11,327
     9-97         11,930                11,955              11,943
    10-97         11,538                11,555              11,550
    11-97         12,060                12,090              12,065
    12-97         12,262                12,298              12,270
     1-98         12,393                12,434              12,407
     2-98         13,271                13,331              13,295

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor' s 500 Stock Index(reg.tm) ("S&P 500") and the Lipper S&P 500 Index Objective Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

+ The S&P 500 Index figure tracks the Strong Index 500 Fund and the Lipper S&P
  500 Index figure so closely that its results are not discernible on the graph.
-------------------------------------------------------------------------------

                                               ================================
                                                        TOTAL RETURN(1)
                                               ================================
                                                         As of 2-28-98

                                               SINCE INCEPTION           32.71%
                                                   (on 5-1-97)
                                               ================================

* The S&P 500 Stock Index(reg.tm) is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The Lipper S& P 500 Index Objective Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Total return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvestment of dividends. Strong Capital Management, Inc. has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's return would have been lower.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998

ASSETS:
  Investment in S&P 500 Index Master Portfolio, at Value (Note 1)  $31,987,008
  Receivable for Fund Shares Sold                                      140,512
  Other Assets                                                          22,542
                                                                   -----------
  Total Assets                                                      32,150,062

LIABILITIES:
  Payable for Fund Shares Redeemed                                      11,835
  Accrued Operating Expenses                                            42,280
                                                                   -----------
  Total Liabilities                                                     54,115
                                                                   -----------
NET ASSETS                                                         $32,095,947
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in capital)                    $28,629,609
  Undistributed Net Investment Income                                   50,790
  Undistributed Net Realized Gain                                       75,795
  Net Unrealized Appreciation                                        3,339,753
                                                                   -----------
  Net Assets                                                       $32,095,947
                                                                   ===========
Capital Shares Outstanding (Unlimited Number Authorized)             2,438,109

NET ASSET VALUE PER SHARE                                               $13.16
                                                                        ======


STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period Ended February 28, 1998 (Note 1)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
  Dividend Income                                                   $  180,647
  Interest Income                                                       35,558
  Expenses                                                              (5,726)
                                                                    ----------
  Total Income Allocated from Master Portfolio                         210,479

EXPENSES:
  Shareholder Servicing Costs (Note 3)                                  52,332
  Audit Fees                                                            12,457
  Accounting Fees                                                       11,728
  Reports to Shareholders                                               13,598
  Federal and State Registration Fees                                   62,912
  Other                                                                 18,315
                                                                    ----------
  Total Expenses before Waivers                                        171,342
  Voluntary Expense Waivers by SCMI                                   (125,706)
                                                                    ----------
  Expenses, Net                                                         45,636
                                                                    ----------
NET INVESTMENT INCOME                                                  164,843

REALIZED AND UNREALIZED GAIN ALLOCATED FROM MASTER PORTFOLIO:
  Net Realized Gain on Investments                                      88,899
  Change in Unrealized Appreciation/Depreciation on Investments      3,339,753
                                                                    ----------
NET GAIN ALLOCATED FROM MASTER PORTFOLIO                             3,428,652
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,593,495
                                                                    ==========

                      See notes to financial statements.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                 PERIOD ENDED
                                                              FEBRUARY 28, 1998
                                                              -----------------
                                                                   (NOTE 1)
OPERATIONS:
  Net Investment Income                                          $   164,843
  Net Realized Gain                                                   88,899
  Net Change in Unrealized Appreciation/Depreciation               3,339,753
                                                                 -----------
  Net Increase in Net Assets Resulting from Operations             3,593,495

DISTRIBUTIONS:
  From Net Investment Income                                        (114,053)
  From Net Realized Gains                                            (13,104)
                                                                 -----------
  Total Distributions                                               (127,157)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Proceeds from Shares Sold                                       32,320,505
  Proceeds from Reinvestment of Distributions                        123,613
  Payment for Shares Redeemed                                     (3,814,509)
                                                                 -----------
  Increase in Net Assets from Beneficial Interest Transactions    28,629,609
                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                      32,095,947

NET ASSETS:
  Beginning of Period                                                     --
                                                                 -----------
  End of Period                                                  $32,095,947
                                                                 ===========
TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                                             2,745,317
  Issued in Reinvestment of Distributions                             10,372
  Redeemed                                                          (317,580)
                                                                   ---------
  Net Increase in Shares of the Fund                               2,438,109
                                                                   =========

                      See notes to financial statements.


STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 1998

1. ORGANIZATION
   The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
February 28, 1998

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 1.36% in the net assets of the Master Portfolio. Valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

       The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

   (C) Accounting for Investments -- The Fund earns income, net of Master Portfolio expenses, daily based on its investment in the Master Portfolio. All the net investment income, realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

   (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

   (E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS
   SCMI provides shareholder recordkeeping and related services to the Fund. Fees for these services are based on contractually established rates for each open and closed shareholder account. Certain fees have been waived or reimbursed by SCMI for the period ended February 28, 1998. Waived or reimbursed fees continue at the discretion of SCMI. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount receivable from SCMI at February 28, 1998, other shareholder expenses paid to SCMI and unaffiliated directors' fees for the period then ended were $47, $720, and $1,175, respectively.





STRONG INDEX 500 FUND
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA (a)
                   -------------------------------------------------------------------------------------------------------
                                  INCOME FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                               ---------------------------------------   -------------------------------------
                   Net Asset                Net Realized       Total                                             Net Asset
                     Value,        Net     and Unrealized      from       From Net    From Net                     Value
                   Beginning   Investment     Gains on      Investment   Investment   Realized       Total        End of
                   of Period     Income      Investments    Operations     Income       Gains    Distributions    Period
Feb. 28, 1998 (b)    $10.00       $0.11         $3.15          $3.26       ($0.09)     ($0.01)      ($0.10)       $13.16

                                       RATIOS AND SUPPLEMENTAL DATA
                    ----------------------------------------------------------------
                                 Net                      Ratio of      Ratio of Net
                               Assets,     Ratio of      Expenses to     Investment
                               End of      Expenses      Average Net       Income
                     Total   Period (In   to Average   Assets Without    to Average
                    Return   Thousands)   Net Assets       Waivers       Net Assets
Feb. 28, 1998 (b)  +32.7%     $32,096        0.44%*         1.53%*         1.43%*

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from May 1, 1997 (inception) to February 28, 1998.  Total return is not annualized.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


The Board of Directors and Shareholders
Strong Equity Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Strong Index 500 Fund (one of the series comprising Strong Equity Funds, Inc.) as of February 28, 1998 and the related statements of operations and changes in net assets, and financial highlights for the period from May 1, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification of securities owned as of February 28, 1998 through examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Strong Index 500 Fund as of February 28, 1998, the results of its operations, changes in its net assets, and financial highlights for the period from May 1, 1997 (commencement of operations) to February 28, 1998, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP


San Francisco, California
April 3, 1998

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      February 28, 1998


SECURITY NAME                                          SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS-91.51%
ADVERTISING-0.08%
Omnicom Group                                           42,337    $  1,936,918
                                TOTAL ADVERTISING                 ------------
                                          - VALUE                 $  1,936,918
                                           - COST                 $  1,660,895
AEROSPACE & DEFENSE-1.81%
Allied Signal Inc                                      147,957    $  6,297,420
Boeing Co                                              262,536      14,242,578
Briggs & Stratton Corp                                   7,221         319,981
General Dynamics Corp                                   16,508       1,432,069
Lockheed Martin Corp                                    51,027       5,954,213
Northrop Grumman Corp                                   17,541       2,438,199
Rockwell International Corp                             55,155       3,336,878
Textron Inc.                                            43,126       3,231,755
United Technologies Corp                                61,252       5,470,569
                        TOTAL AEROSPACE & DEFENSE                 ------------
                                          - VALUE                 $ 42,723,662
                                           - COST                 $ 24,707,149
AIRLINES-0.46%
AMR Corp^                                               23,982    $  3,035,222
Delta Air Lines Inc                                     19,361       2,189,003
FDX Corp^                                               38,273       2,437,512
Southwest Airlines Co                                   57,437       1,647,724
USAirways Group Inc^                                    23,940       1,515,701
                                   TOTAL AIRLINES                 ------------
                                          - VALUE                 $ 10,825,162
                                           - COST                 $  6,640,734
APPAREL-0.45%
CVS Corp                                                45,197    $  3,347,403
Fruit of the Loom Inc Class A^                          19,372         622,326
Liz Claiborne Inc                                       18,288         914,400
Nike Inc Class B                                        76,344       3,349,593
Reebok International Ltd^                               14,464         451,096
Russell Corp                                             9,611         260,698
VF Corp                                                 32,903       1,569,062
                                    TOTAL APPAREL                 ------------
                                          - VALUE                 $ 10,514,578
                                           - COST                 $  7,144,238
AUTO PARTS & EQUIPMENT-0.81%
Cooper Tire & Rubber Co                                 20,488    $    472,505
Dana Corp                                               27,566       1,504,070
Deluxe Corp                                             21,446         730,504
Eaton Corp                                              20,145       1,935,179
Echlin Inc                                              16,440         831,248
Genuine Parts Co                                        46,867       1,734,079
Goodyear Tire & Rubber Co                               41,056       2,837,996
Illinois Tool Works Inc                                 65,461       3,923,569
ITT Industries Inc                                      30,875       1,057,469
Navistar International Corp^                            19,735         599,451
PACCAR Inc                                              20,382       1,290,435
Pep Boys-Manny Moe & Jack                               16,448         421,480
TRW Inc                                                 32,352       1,773,294
                     TOTAL AUTO PARTS & EQUIPMENT                 ------------
                                          - VALUE                 $ 19,111,279
                                           - COST                 $ 12,238,777
AUTOMOBILES-1.59%
Chrysler Corp                                          175,615    $  6,838,009
Ford Motor Co                                          315,212      17,829,179
General Motors Corp Class A                            185,766      12,806,231
                                TOTAL AUTOMOBILES                 ------------
                                          - VALUE                 $ 37,473,419
                                           - COST                 $ 24,917,951
BANK & FINANCE-11.32%
Ahmanson (H F) & Co                                     28,689    $  1,791,269
American Express Corp                                  122,370      11,020,948
Banc One Corp                                          169,602       9,582,519
Bank of New York Inc                                    98,769       5,784,160
BankAmerica Corp                                       182,142      14,116,005
BankBoston Corp                                         38,167       3,804,773
Bankers Trust Corp                                      25,925       3,065,631
BB&T Corp                                               35,905       2,228,354
Beneficial Corp                                         13,897       1,639,846
Chase Manhattan Bank                                   110,663      13,729,128
Citicorp                                               120,011      15,901,458
Comerica Inc                                            27,559       2,778,292
CoreStates Financial Corp                               52,715       4,451,123
Countrywide Credit Industries Inc                       28,287       1,257,004
Equifax Inc                                             39,294       1,412,128
Federal Home Loan Mortgage Corp                        182,554       8,625,677
Federal National Mortgage Assoc                        278,723      17,786,011
Fifth Third Bancorp                                     40,417       3,192,943
First Chicago NBD Corp                                  77,024       6,330,410
First Union Corp                                       164,900       8,688,169
Fleet Financial Group Inc                               71,567       5,640,374
Golden West Financial                                   14,938       1,333,217
Green Tree Financial Inc                                35,324         810,244
Household International Inc                             28,100       3,649,488
Huntington Bancshares Inc                               50,158       1,799,418
Keycorp                                                 57,666       4,040,224
Lehman Brothers Holdings                                27,966       1,763,606
MBNA Corp                                              131,438       4,707,123
Mellon Bank Corp                                        66,830       4,164,344
Mercantile Bancorp                                      34,164       1,900,373
Merrill Lynch & Co Inc                                  87,400       6,254,563
MGIC Investment Corp                                    30,000       2,210,625
Morgan (J P) & Co Inc                                   46,573       5,565,474
Morgan Stanley Dean Witter                             155,569      10,841,222
National City Corp                                      55,976       3,652,434
NationsBank Corp                                       247,536      16,956,233
Northern Trust Corp                                     29,266       2,226,045
Norwest Corp                                           198,137       8,111,234
PNC Bank Corp                                           79,941       4,436,726
Republic New York Corp                                  14,338       1,734,898
Ryder System Inc                                        20,373         747,434
Schwab (Charles) Corp                                   69,699       2,631,137
State Street Boston Corp                                42,163       2,606,200
Summit Bancorp                                          46,114       2,291,289
SunTrust Banks Inc                                      55,686       4,106,843
Synovus Financial Corp                                  41,911       1,472,092
U.S. Bancorp                                            64,392       7,409,105
Wachovia Corp                                           53,557       4,257,782
Washington Mutual Inc                                   67,525       4,532,616
Wells Fargo & Co                                        22,867       7,363,174
                             TOTAL BANK & FINANCE                 ------------
                                          - VALUE                 $266,401,385
                                           - COST                 $145,452,785
BASIC INDUSTRIES-1.42%
ASARCO Inc                                              11,078    $    245,101
Avery-Dennison Corp                                     26,793       1,353,047
Baker Hughes Inc                                        44,381       1,816,847
Bemis Co                                                13,843         623,800
Boise Cascade Corp                                      14,753         491,459
Champion International Corp                             25,239       1,288,766
Cyprus Amax Minerals                                    24,346         398,666
Dover Corp                                              58,447       2,257,515
Fort James Corp                                         54,624       2,478,564
Georgia-Pacific Corp                                    24,225       1,421,705
Harnischfeger Industries Inc                            12,754         451,173
Homestake Mining Co                                     38,005         380,050
Ikon Office Solutions Inc                               34,635       1,132,132
Inco Ltd                                                43,500         769,406
Louisiana-Pacific Corp                                  28,496         625,131

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      February 28, 1998


SECURITY NAME                                          SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Mead Corp                                               27,221    $    930,618
Minnesota Mining & Manufacturing Co                    107,344       9,157,785
NACCO Industries Inc Class A                             2,128         276,773
Newmont Mining Corp                                     40,743       1,179,001
Potlatch Corp                                            7,498         324,757
Stone Container Corp^                                   25,703         289,159
Union Camp Corp                                         18,244       1,090,079
Westvaco Corp                                           26,575         863,688
Weyerhauser Co                                          52,402       2,616,825
Willamette Industries Inc                               28,899       1,067,457
                           TOTAL BASIC INDUSTRIES                 ------------
                                          - VALUE                 $ 33,529,504
                                           - COST                 $ 28,122,863
BEVERAGES-2.94%
Anheuser-Busch Inc                                     128,676    $  6,031,688
Coca-Cola Co                                           649,617      44,620,568
Coors (Adolph) Co Class B                                9,512         297,250
Pepsico Inc                                            398,515      14,570,705
Seagrams Co Ltd                                         96,397       3,663,086
                                  TOTAL BEVERAGES                 ------------
                                          - VALUE                 $ 69,183,297
                                           - COST                 $ 40,155,182
BROADCASTING-0.56%
Clear Channel Communications Inc^                       25,730    $  2,331,781
Kingworld Productions                                   19,410         518,004
Tele-Communications Inc Class A^                       133,232       3,872,055
Tribune Co                                              32,265       2,083,109
Viacom Inc Class B^                                     92,674       4,448,352
                               TOTAL BROADCASTING                 ------------
                                          - VALUE                 $ 13,253,301
                                           - COST                 $  9,038,898
BUILDING MATERIALS & SERVICES-0.46%
Cooper Industries Inc                                   31,846    $  1,787,357
Corning Inc                                             60,683       2,465,247
Owens Corning Fiberglass Corp                           13,949         430,675
Owens Illinois Inc^                                     36,870       1,414,886
PPG Industries Inc                                      46,621       3,021,624
Snap-On Inc                                             15,913         676,303
Stanley Works                                           23,332       1,115,561
              TOTAL BUILDING MATERIALS & SERVICES                 ------------
                                          - VALUE                 $ 10,911,653
                                           - COST                 $  8,363,337
BUSINESS SERVICES-0.50%
Cendant Corp^                                          207,751    $  7,790,663
Ecolab Inc                                              33,614         968,503
Waste Management Inc                                   119,636       2,990,900
                          TOTAL BUSINESS SERVICES                 ------------
                                          - VALUE                 $ 11,750,066
                                           - COST                 $  9,118,841
CHEMICALS-2.27%
Air Products & Chemicals Inc                            28,782    $  2,415,889
Clorox Co                                               27,169       2,384,080
Dow Chemical Co                                         59,483       5,442,695
Du Pont (E I) De Nemours                               297,243      18,224,711
Eastman Chemical Co                                     20,458       1,339,999
FMC Corp^                                                9,677         700,373
Goodrich (B F) Co                                       18,792         931,379
Grace (W R) Co                                          19,454       1,632,920
Great Lakes Chemical Corp                               15,593         758,210
Hercules Inc                                            25,794       1,246,173
International Flavor & Fragrances                       28,466       1,309,436
Monsanto Co                                            155,720       7,922,255
Morton International Inc                                34,697       1,147,170
Nalco Chemical Co                                       17,318         697,050
Praxair Inc                                             41,305       1,974,895
Rohm & Haas Co                                          16,182       1,649,553
Rubbermaid Inc                                          39,017       1,131,493
Sigma-Aldrich Corp                                      26,117       1,031,622
Solutia Inc                                                 40           1,093
Union Carbide Corp                                      32,337       1,501,649
                                  TOTAL CHEMICALS                 ------------
                                          - VALUE                 $ 53,442,645
                                           - COST                 $ 35,619,976
COMPUTER SOFTWARE-4.02%
3Com Corp^                                              90,895    $  3,249,496
Adobe Systems Inc                                       19,112         844,512
Autodesk Inc                                            12,462         590,387
Automatic Data Processing                               76,719       4,684,654
Bay Networks Inc^                                       55,499       1,880,029
Computer Associates International Inc                  143,388       6,757,160
Computer Sciences Corp^                                 20,361       2,131,542
First Data Corp                                        112,291       3,817,894
HBO & Co                                                55,444       3,000,907
Microsoft Corp                                         633,838      53,717,771
Novell Inc^                                             90,911         955,984
Oracle Systems Corp                                    257,321       6,336,530
Parametric Technology Corp^                             33,420       2,023,999
Siebel Systems Inc^                                         63           3,875
Sun Microsystems Inc^                                   98,328       4,682,871
                          TOTAL COMPUTER SOFTWARE                 ------------
                                          - VALUE                 $ 94,677,611
                                           - COST                 $ 48,884,164
COMPUTER SYSTEMS-4.41%
Apple Computer Inc^                                     33,211    $    784,610
Cabletron Systems Inc^                                  40,984         635,252
Ceridian Corp^                                          19,887         925,988
Cisco Systems Inc                                      264,291      17,410,170
Cognizant Corp                                          43,295       2,162,044
Compaq Computer Corp                                   397,644      12,749,461
Data General Corp^                                      12,086         249,274
Dell Computer Corp                                      85,701      11,987,427
Digital Equipment Corp^                                 39,767       2,264,234
EMC Corp                                               130,191       4,979,806
Harris Corp                                             20,770       1,052,779
Hewlett-Packard Co                                     273,248      18,307,616
International Business Machine Corp                    255,395      26,672,815
Seagate Technology Inc^                                 64,163       1,559,963
Shared Medical System Corp                               6,473         494,780
Silicon Graphics Inc^                                   49,004         738,123
Unisys Corp^                                            46,158         825,074
                           TOTAL COMPUTER SYSTEMS                 ------------
                                          - VALUE                 $103,799,416
                                           - COST                 $ 50,361,066
CONTAINER & PACKAGING-0.38%
Ball Corp                                                7,728    $    252,126
Crown Cork & Seal Co                                    33,676       1,818,504
International Paper Co                                  79,322       3,698,388
Temple-Inland Inc                                       14,831         884,298
Tenneco Inc                                             44,683       1,837,588
Tupperware Corp                                         15,976         429,355
                      TOTAL CONTAINER & PACKAGING                 ------------
                                          - VALUE                 $  8,920,259
                                           - COST                 $  8,116,244
ELECTRICAL EQUIPMENT-3.49%
Aeroquip-Vickers Inc                                     7,398    $    429,546
General Electric Co                                    859,585      66,832,734
Grainger (W W) Inc                                      13,299       1,287,509
Masco Corp                                              43,365       2,357,972
Motorola Inc                                           156,768       8,739,816
National Service Industries Inc                         11,858         657,378

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      February 28, 1998


SECURITY NAME                                          SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Raychem Corp                                            22,638    $    983,338
Thomas & Betts Corp                                     14,272         809,044
                       TOTAL ELECTRICAL EQUIPMENT                 ------------
                                          - VALUE                 $ 82,097,337
                                           - COST                 $ 44,322,769
ELECTRONICS-3.93%
Advanced Micro Devices^                                 36,698    $    860,109
AMP Inc                                                 57,688       2,549,089
Applied Materials Inc                                   95,671       3,521,889
CBS Corp                                               184,643       5,712,393
Commscope Inc^                                               1              13
EG&G Inc                                                11,885         320,152
Emerson Electric Co                                    116,324       7,422,925
General Instrument Corp^                                38,429         641,284
General Signal Corp                                     13,133         533,528
Honeywell Inc                                           33,372       2,644,731
Intel Corp                                             429,675      38,536,477
Johnson Controls Inc                                    21,802       1,211,374
KLA Instruments Corp^                                   22,193       1,024,345
LSI Logic Corp^                                         36,948         875,206
Micron Technology Inc^                                  55,504       1,842,039
National Semiconductor^                                 42,842       1,022,853
Perkin-Elmer Corp                                       12,600         922,163
Pitney Bowes Inc                                        76,078       3,566,156
Raytheon Co Class B                                     88,987       5,233,548
Tektronix Inc                                           13,312         594,026
Texas Instruments Inc                                  102,420       5,927,558
Xerox Corp                                              85,633       7,594,577
                                TOTAL ELECTRONICS                 ------------
                                          - VALUE                 $ 92,556,435
                                           - COST                 $ 51,371,987
ENERGY & RELATED-7.63%
Amerada Hess Corp                                       24,041    $  1,425,932
Amoco Corp                                             127,810      10,863,850
Anadarko Petroleum Corp                                 15,583       1,005,104
Apache Corp                                             25,075         852,550
Ashland Inc                                             19,675       1,095,652
Atlantic Richfield Corp                                 84,157       6,543,207
Burlington Resources Inc                                46,294       2,071,657
Chevron Corp                                           172,547      13,997,875
Coastal Corp                                            27,791       1,768,202
Columbia Gas System Inc                                 14,426       1,100,884
Consolidated Natural Gas Co                             25,005       1,437,788
Dresser Industries Inc                                  45,995       2,055,402
Eastern Enterprises                                      5,145         227,988
Enron Corp                                              83,480       3,923,560
Exxon Corp                                             647,734      41,374,009
Halliburton Co                                          68,566       3,188,319
Helmerich & Payne Inc                                   12,938         374,393
Kerr-McGee Corp                                         12,407         839,023
Mobil Corp                                             205,997      14,921,908
NICOR Inc                                               12,498         513,980
Occidental Petroleum Corp                               88,595       2,264,710
ONEOK Inc                                                8,162         285,670
Oryx Energy Co^                                         27,427         697,674
Pacific Enterprises Co                                  21,738         789,361
Pennzoil Co                                             12,445         833,037
Peoples Energy Corp                                      9,090         328,376
Phillips Petroleum Co                                   69,051       3,383,499
Rowan Co Inc^                                           22,529         635,036
Royal Dutch Petroleum Corp                             563,184      30,587,931
Schlumberger Ltd                                       130,065       9,803,649
Sonat Offshore Drilling Co                              28,879       1,245,407
Sun Co Inc                                              18,879         753,980
Texaco Inc                                             143,934       8,033,316
Union Pacific Resources Group                           66,581       1,489,750
Unocal Corp                                             64,530       2,431,974
USX-Marathon Group                                      75,641       2,614,342
Western Atlas Inc                                       14,345       1,089,323
Williams Co Inc                                         83,988       2,745,358
                           TOTAL ENERGY & RELATED                 ------------
                                          - VALUE                 $179,593,676
                                           - COST                 $121,008,495
ENGINEERING & CONSTRUCTION-0.16%
Armstrong World Industries Inc                          10,534    $    826,919
Centex Corp                                              7,811         570,691
Fleetwood Enterprises Inc                                9,367         439,078
Fluor Corp                                              21,847       1,028,174
Foster Wheeler Corp                                     10,443         279,350
Kaufman & Broad Home Corp                               10,087         261,001
Pulte Corp                                               5,772         262,626
                 TOTAL ENGINEERING & CONSTRUCTION                 ------------
                                          - VALUE                 $  3,667,839
                                           - COST                 $  3,016,295
ENTERTAINMENT & LEISURE-1.80%
Brunswick Corp                                          25,876    $    821,563
Disney (Walt) Co                                       177,301      19,846,631
Harrah's Entertainment Inc^                             26,552         559,252
Hasbro Inc                                              33,158       1,204,050
Mattel Inc                                              76,274       3,227,344
Mirage Resorts Inc^                                     47,100       1,077,413
Polaroid Corp                                           11,845         542,649
Time Warner Inc                                        146,874       9,913,995
U.S. West Media Group^                                 159,360       5,129,400
                    TOTAL ENTERTAINMENT & LEISURE                 ------------
                                          - VALUE                 $ 42,322,297
                                           - COST                 $ 25,541,039
ENVIRONMENTAL CONTROL-0.09%
Browning-Ferris Industries Inc                          51,936    $  1,730,118
Safety-Kleen Corp                                       15,096         404,762
                      TOTAL ENVIRONMENTAL CONTROL                 ------------
                                          - VALUE                 $  2,134,880
                                           - COST                 $  1,882,353
FOOD & RELATED-3.82%
Albertson's Inc                                         64,876    $  3,037,008
American Stores Co                                      71,596       1,803,324
Archer-Daniels-Midland Co                              146,284       3,282,247
Bestfoods                                               37,723       3,975,061
Brown-Forman Corp Class B                               17,999         998,945
Campbell Soup Co                                       120,243       6,981,609
ConAgra Inc                                            123,966       3,718,980
Darden Restaurants Inc                                  40,045         540,608
General Mills Inc                                       41,722       3,001,376
Giant Food Inc Class A                                  15,508         563,134
Great Atlantic & Pacific Tea Co                         10,001         304,405
Harcourt General Inc                                    18,454         996,516
Heinz (H J) Co                                          96,413       5,429,257
Hershey Foods Corp                                      37,525       2,502,448
Kellogg Co                                             107,719       4,591,522
Kroger Co                                               66,920       2,827,370
McDonald's Corp                                        180,756       9,896,391
Pioneer Hi Bred International Inc                       17,240       1,788,650
Quaker Oats Co                                          36,235       1,952,161
Ralston-Purina Group                                    27,935       2,833,657
Sara Lee Corp                                          125,893       7,112,955
Super Value Inc                                         16,647         792,813
Sysco Corp                                              45,436       2,138,332
Tricon Global Restaurants^                              39,836       1,130,347
Unilever NV (Netherlands)                              168,125      10,812,539
UST Inc                                                 48,324       1,712,482
Wendy's International Inc                               34,356         745,096

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      February 28, 1998


SECURITY NAME                                          SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Winn-Dixie Stores Inc                                   39,108    $  2,109,388
Wrigley (W M) Jr Co                                     30,450       2,325,619
                             TOTAL FOOD & RELATED                 ------------
                                          - VALUE                 $ 89,904,240
                                           - COST                 $ 54,996,781
FURNITURE & APPLIANCES-0.10%
Maytag Corp                                             25,627    $  1,153,215
Whirlpool Corp                                          19,727       1,318,010
                      TOTAL FURNITURE & APPLIANCE                 ------------
                                          - VALUE                 $  2,471,225
                                           - COST                 $  1,582,602
HEALTHCARE-0.38%
Cardinal Health Inc                                     28,657    $  2,346,292
Healthsouth Corp                                       102,984       2,780,568
St Jude Medical Inc                                     23,924         873,226
United Healthcare Corp                                  49,298       2,991,772
                                 TOTAL HEALTHCARE                 ------------
                                          - VALUE                 $  8,991,858
                                           - COST                 $  7,142,916
HOSPITAL & MEDICAL SUPPLIES-2.42%
Bard (C R) Inc                                          14,767    $    514,999
Bausch & Lomb Inc                                       14,327         642,029
Baxter International Inc                                73,607       4,167,996
Becton Dickinson & Co                                   32,100       2,042,363
Biomet Inc                                              29,288         873,149
Boston Scientific Corp^                                 51,053       3,050,417
Columbia/HCA Healthcare Corp                           170,255       4,618,156
Guidant Corp                                            38,821       2,831,507
Johnson & Johnson                                      353,200      26,666,600
Mallinckrodt Group Inc                                  18,984         736,817
Manor Care Inc                                          16,592         623,237
Medtronic Inc                                          123,031       6,536,022
Tenet Healthcare Corp^                                  80,233       2,993,694
United States Surgical                                  19,892         609,193
                TOTAL HOSPITAL & MEDICAL SUPPLIES                 ------------
                                          - VALUE                 $ 56,906,179
                                           - COST                 $ 33,056,681
HOUSEHOLD PRODUCTS-2.68%
Alberto-Culver Co Class B                               14,662    $    446,275
Avon Products Inc                                       34,698       2,444,040
Colgate-Palmolive Co                                    77,571       6,297,796
Gillette Co                                            147,079      15,866,147
Kimberly-Clark Corp                                    144,401       8,041,331
Procter & Gamble Co                                    353,017      29,984,381
                         TOTAL HOUSEHOLD PRODUCTS                 ------------
                                          - VALUE                 $ 63,079,970
                                           - COST                 $ 31,989,395
INSURANCE-4.59%
Aetna Inc                                               39,016    $  3,409,023
Allstate Corp                                          112,685      10,507,876
American General Corp                                   64,587       3,754,119
American International Group Inc                       184,269      22,146,831
Aon Corp                                                43,876       2,624,333
Chubb Corp                                              45,245       3,611,117
CIGNA Corp                                              19,441       3,713,231
Cincinnati Financial Corp                               14,388       1,942,380
Conseco Inc                                             49,401       2,318,759
General Re Corp                                         20,788       4,427,844
Hartford Financial Services Group                       30,996       3,045,357
Humana Inc^                                             43,069       1,095,568
Jefferson-Pilot Corp                                    18,548       1,555,714
Lincoln National Corp                                   26,850       2,248,688
Loews Corp                                              30,132       3,022,616
Marsh & McLennan Companies Inc                          44,599       3,866,176
MBIA Inc                                                25,738       1,883,700
Progressive Corp Ohio                                   19,004       2,202,089
Providian Financial Corp                                24,970       1,417,048
SAFECO Corp                                             36,970       1,938,614
St Paul Co                                              21,980       1,947,978
Sunamerica Inc                                          51,210       2,320,453
Torchmark Corp                                          36,760       1,711,638
Transamerica Corp                                       16,467       1,917,376
Travelers Inc                                          301,238      16,793,995
UNUM Corp                                               36,917       1,898,918
USF & G Corp                                            29,547         722,055
                                  TOTAL INSURANCE                 ------------
                                          - VALUE                 $108,043,496
                                           - COST                 $ 61,096,280
LODGING-0.19%
Hilton Hotels Corp                                      65,639    $  1,956,863
Marriott International                                  33,437       2,532,853
                                    TOTAL LODGING                 ------------
                                          - VALUE                 $  4,489,716
                                           - COST                 $  2,610,030
MACHINERY-0.80%
Black & Decker Corp                                     24,925    $  1,255,597
Case Corp                                               19,696       1,281,471
Caterpillar Inc                                         98,064       5,356,746
Cincinnati Milacron Inc                                 10,134         312,887
Cummins Engine Co Inc                                    9,921         574,178
Deere & Co                                              66,206       3,715,812
Ingersoll-Rand Co                                       43,512       2,072,259
McDermott International Inc                             14,610         575,269
Pall Corp                                               33,139         693,848
Parker Hannifin Corp                                    29,088       1,356,228
Thermo Electron Corp^                                   39,675       1,626,675
                                  TOTAL MACHINERY                 ------------
                                          - VALUE                 $ 18,820,970
                                           - COST                 $ 12,378,066
MANUFACTURING-0.30%
Tyco International Ltd                                 139,755    $  7,092,566
                              TOTAL MANUFACTURING                 ------------
                                          - VALUE                 $  7,092,566
                                           - COST                 $  5,245,389
METAL FABRICATORS-0.74%
Alcan Aluminum Ltd                                      59,595    $  1,851,170
Allegheny Teledyne Inc                                  45,864       1,244,061
Aluminum Co of America                                  45,242       3,319,632
Armco Inc^                                              28,242         150,036
Barrick Gold Corp                                       97,902       1,890,732
Battle Mountain Gold Co                                 59,027         354,162
Bethlehem Steel Corp^                                   28,582         303,684
Crane Co                                                11,886         582,390
Engelhard Corp                                          37,602         681,536
Freeport McMoRan Inc                                    51,811         780,403
Inland Steel Industries Inc                             12,330         254,306
Nucor Corp                                              23,052       1,187,178
Phelps Dodge Corp                                       16,366       1,039,241
Placer Dome Inc                                         62,389         803,258
Reynolds Metals Co                                      19,385       1,207,928
Timken Co                                               16,384         528,384
USX-U.S. Steel Group                                    22,390         786,449
Worthington Industries Inc                              24,983         427,834
                          TOTAL METAL FABRICATORS                 ------------
                                          - VALUE                 $ 17,392,384
                                           - COST                 $ 17,690,811
PHARMACEUTICALS-7.75%
Abbott Laboratories                                    200,946    $ 15,033,273
Allergan Inc                                            16,964         593,740
ALZA Corp                                               22,458         839,368
American Home Products Corp                            170,621      15,995,719
Amgen Inc                                               68,960       3,663,500

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      February 28, 1998


SECURITY NAME                                          SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Bristol-Myers Squibb Co                                261,158    $ 26,164,767
Lilly (Eli) & Co                                       291,414      19,178,684
Merck & Co Inc                                         314,738      40,148,766
Millipore Corp                                          11,199         423,462
Pfizer Inc                                             339,698      30,063,273
Pharmacia and Upjohn Inc                               133,081       5,265,017
Schering-Plough Corp                                   192,304      14,627,123
Warner Lambert Co                                       71,499      10,456,729
                            TOTAL PHARMACEUTICALS                 ------------
                                          - VALUE                 $182,453,421
                                           - COST                 $ 79,680,841
PUBLISHING-0.90%
American Greetings Corp Class A                         20,181    $    920,758
Comcast Corp Class A                                    91,564       3,204,740
Donnelley (R R) & Sons Co                               38,117       1,510,386
Dow Jones & Co Inc                                      25,306       1,300,096
Gannett Co Inc                                          74,407       4,803,902
Harland (John H) Co                                      8,028         121,925
Interpublic Group Co Inc                                32,965       1,796,565
Knight-Ridder Inc                                       23,576       1,326,150
McGraw-Hill Inc                                         25,874       1,956,721
Meredith Corp                                           13,772         591,335
Moore Corp Ltd                                          25,004         392,250
New York Times Co Class A                               25,228       1,650,857
Times Mirror Co Class A                                 24,933       1,534,938
                                 TOTAL PUBLISHING                 ------------
                                          - VALUE                 $ 21,110,623
                                           - COST                 $ 12,168,588
RETAIL & RELATED-4.37%
AutoZone Inc^                                           39,755    $  1,202,589
Charming Shoppes Inc^                                   27,559         123,153
Circuit City Stores Inc                                 25,972       1,003,169
Consolidated Stores Corp                                28,130       1,156,846
Costco Co Inc^                                          55,768       2,725,661
Dayton-Hudson Corp                                      57,171       4,420,033
Dillards Inc Class A                                    29,182       1,039,609
Eastman Kodak Co                                        85,254       5,594,794
Federated Department Stores Inc^                        55,014       2,578,781
Gap Inc                                                105,525       4,715,649
Home Depot Inc                                         192,163      12,262,402
Jostens Inc                                             10,241         240,664
K Mart Corp^                                           127,938       1,711,171
Limited Inc                                             71,363       2,069,527
Longs Drug Stores Corp                                  10,198         323,149
Lowe's Co Inc                                           45,663       2,668,432
May Department Stores Co                                61,249       3,720,877
Mercantile Stores Co Inc                                 9,529         627,127
Newell Co                                               41,753       1,915,419
Nordstrom Inc                                           20,625       1,182,714
Penney (J C) Co Inc                                     65,544       4,633,142
Rite Aid Corp                                           65,328       2,114,994
Sears Roebuck & Co                                     102,865       5,458,274
Sherwin Williams Co                                     45,424       1,518,865
Tandy Corp                                              27,564       1,226,598
TJX Companies Inc                                       42,864       1,655,622
Toys R Us Inc^                                          74,935       1,967,044
Walgreen Co                                            129,115       4,736,907
WalMart Stores Inc                                     591,950      27,414,684
Woolworth (F W) Co^                                     35,159         835,026
                           TOTAL RETAIL & RELATED                 ------------
                                          - VALUE                 $102,842,922
                                           - COST                 $ 63,631,937
SERVICES-0.31%
Block (H R) Inc                                         27,119    $  1,276,288
Dun & Bradstreet Corp                                   44,697       1,497,350
Public Service Enterprise Group                         60,856       1,962,606
Service Corp International                              66,070       2,502,401
                                   TOTAL SERVICES                 ------------
                                          - VALUE                 $  7,238,645
                                           - COST                 $  5,233,433
TELECOMMUNICATIONS-7.49%
Airtouch Communications^                               132,391    $  5,949,321
Alltel Corp                                             48,569       2,218,996
Ameritech Corp                                         287,544      11,986,991
Andrew Corp                                             23,422         647,019
AT & T Corp                                            426,607      25,969,701
Bell Atlantic Corp                                     204,039      18,312,500
BellSouth Corp                                         260,510      15,891,110
DSC Communications Corp^                                30,628         601,075
Frontier Corp                                           42,733       1,183,170
GTE Corp                                               251,527      13,613,899
Lucent Technologies Inc                                168,549      18,266,498
MCI Communications Corp                                182,971       8,748,301
Northern Telecom Ltd                                   137,618       7,336,760
SBC Communication Inc                                  240,788      18,209,593
Scientific-Atlanta Inc                                  20,762         363,335
Sprint Corp                                            112,789       7,444,074
Tellabs Inc^                                            47,606       2,874,212
U.S. West Inc                                          126,720       6,597,360
WorldCom Inc^                                          265,884      10,153,445
                         TOTAL TELECOMMUNICATIONS                 ------------
                                          - VALUE                 $176,367,360
                                           - COST                 $108,367,544
TEXTILES-0.01%
Springs Industries Inc Class A                           5,196    $    290,651
                                   TOTAL TEXTILES                 ------------
                                          - VALUE                 $    290,651
                                           - COST                 $    206,327
TOBACCO-1.25%
Fortune Brands Inc                                      45,033    $  1,787,247
Philip Morris Co Inc                                   636,812      27,661,521
                                    TOTAL TOBACCO                 ------------
                                          - VALUE                 $ 29,448,768
                                           - COST                 $ 18,370,348
TRANSPORTATION-0.65%
Burlington Northern Santa Fe                            40,980    $  4,082,633
CSX Corp                                                57,240       3,201,863
Laidlaw Inc Class B                                     85,585       1,257,030
Norfolk Southern Corp                                   98,957       3,407,832
Union Pacific Corp                                      64,883       3,309,033
                             TOTAL TRANSPORTATION                 ------------
                                          - VALUE                 $ 15,258,391
                                           - COST                 $ 11,803,273
UTILITIES-2.18%
Ameren Corp^                                            35,889    $  1,379,483
American Electric Power Inc                             49,769       2,388,912
Baltimore Gas & Electric Co                             38,427       1,212,852
Carolina Power & Light Co                               39,392       1,644,616
Central & South West Corp                               55,816       1,496,567
Cinergy Corp                                            41,340       1,439,149
Consolidated Edison Inc                                 61,693       2,621,953
Dominion Resources Inc                                  48,932       1,951,164
DTE Energy Co                                           38,058       1,398,632
Duke Power Co                                           94,389       5,244,489
Edison International                                   103,249       2,852,254
Entergy Corp                                            63,842       1,847,428
FirstEnergy Corp                                        60,461       1,749,590
FPL Group Inc                                           47,714       2,770,394
GPU Inc                                                 33,330       1,339,449
Houston Industries Inc                                  74,799       1,935,424
Niagara Mohawk Power Corp^                              37,361         478,688

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      February 28, 1998


SECURITY NAME                                          SHARES         VALUE
------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Northern States Power Co                                19,497  $    1,071,117
Pacificorp                                              77,802       1,881,836
PECO Energy Co                                          57,994       1,145,382
PG & E Corp                                            115,071       3,473,706
PP & L Resources Inc                                    43,728         978,414
Southern Co                                            181,091       4,470,684
Texas Utilities Co                                      64,525       2,609,227
Unicom Corp                                             56,841       1,822,465
                                  TOTAL UTILITIES               --------------
                                          - VALUE               $   51,203,875
                                           - COST               $   41,994,418
                              TOTAL COMMON STOCKS
                                          - VALUE               $2,154,233,879
                                           - COST               $1,276,931,698

                              INTEREST   MATURITY    PRINCIPAL/
SECURITY NAME                   RATE       DATE        SHARES         VALUE
------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS-12.59%
CASH EQUIVALENTS-3.43%
Dreyfus Institutional Money
  Market Fund^^                                     22,301,077  $   22,301,077
Janus Institutional Money
  Market Fund^^                                     42,700,000      42,700,000
Merrimac Cash Fund-
  Premium Class^^                                   15,800,000      15,800,000
                                                                --------------
                                                                $   80,801,077
REPURCHASE AGREEMENTS-0.81%
Goldman Sachs Repurchase Agreements,
  dated 2/27/98, due 3/2/98, with a maturity
  value of $19,008,974 and an effective
  yield of 5.6675%, Collateralized by
  Federal Home Loan Mortgage
  Corporation obligations with rates
  ranging from 7.00% to 8.00%, with
  maturity dates ranging from 7/1/10 to
  6/1/17 and with an aggregate market
  value of $19,380,000.^^                          $19,000,000  $   19,000,000
                                                                --------------
U.S. TREASURY BILLS-8.35%
U.S. Treasury Bills             4.48%*   03/12/98    3,566,000       3,559,938
U.S. Treasury Bills             4.85%*   03/26/98    9,445,000       9,409,940
U.S. Treasury Bills             5.13%*   03/05/98   19,218,000      19,204,509
U.S. Treasury Bills             5.13%*   04/09/98    3,600,000       3,579,840
U.S. Treasury Bills             5.15%*   04/02/98   12,835,000      12,775,356
U.S. Treasury Bills             5.34%*   04/30/98   50,398,000      49,965,081
U.S. Treasury Bills             5.37%*   04/23/98   78,733,000      78,144,235
U.S. Treasury Bills             5.38%*   04/16/98   20,174,000      20,042,869
                                                                --------------
                                                                $  196,681,768
                                                                --------------
                     TOTAL SHORT TERM INSTRUMENTS
                                          - VALUE               $  296,482,845
                                           - COST               $  296,464,052
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,573,395,750)**(Notes 1 and 3)                 104.11%  $2,450,716,724
                                                                --------------
Other Assets and Liabilities, Net                       (4.11%)    (96,653,510)
                                                       -------  --------------
TOTAL NET ASSETS                                       100.00%  $2,354,063,214
                                                       =======  ==============


^  Non-income earning securities.
^^ Represents investment of collateral received from securities lending transactions. See Note 4.
*  Yield to Maturity.
** Cost for federal income tax purposes is $1,573,923,035 and net unrealized appreciation consists of:

   Gross Unrealized Appreciation                   $891,354,790
   Gross Unrealized Depreciation                    (14,561,101)
                                                   ------------
   NET UNREALIZED APPRECIATION                     $876,793,689
                                                   ============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
February 28, 1998

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below) (Note 1)   $2,450,716,724
 Cash                                                              142,954
RECEIVABLES:
 Dividends and interest                                          3,572,330
                                                            --------------
TOTAL ASSETS                                                 2,454,432,008

LIABILITIES
PAYABLES:
 Variation margin on futures contracts                             287,325
 Investment securities purchased                                    35,342
 Collateral for securities loaned (Note 4)                      99,801,077
 Due to BGI (Note 2)                                               245,050
                                                            --------------
TOTAL LIABILITIES                                              100,368,794
                                                            --------------
TOTAL NET ASSETS                                            $2,354,063,214
                                                            ==============
INVESTMENTS AT COST                                         $1,573,395,750
                                                            ==============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended February 28, 1998

INVESTMENT INCOME
 Dividends                                                       $ 30,149,685
 Interest*                                                          6,319,513
                                                                 ------------
TOTAL INVESTMENT INCOME                                            36,469,198

EXPENSES (NOTE 2)
 Advisory fees                                                        939,051
                                                                 ------------
TOTAL EXPENSES                                                        939,051
                                                                 ------------
NET EXPENSES                                                          939,051
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                       35,530,147

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on sale of investments                   52,551,777
 Net realized gain (loss) on sale of futures contracts             18,816,662
 Net change in unrealized appreciation (depreciation) of
 investments                                                      452,651,075
 Net change in unrealized appreciation (depreciation) of futures
 contracts                                                         10,434,575
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                    534,454,089
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $569,984,236
                                                                 ============
* Interest income includes security lending income of:                $52,216
                                                                      =======
The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                For the            For the
                                              Year Ended         Year Ended
                                           February 28, 1998  February 28, 1997
                                           -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $   35,530,147     $   26,709,655
  Net realized gain (loss) on sale of
  investments                                    52,551,777         10,656,049
  Net realized gain on sale of futures
  contracts                                      18,816,662         12,210,399
  Net change in unrealized appreciation
  (depreciation) of investments                 452,651,075        229,538,430
  Net change in unrealized appreciation
  (depreciation) of futures contracts            10,434,575            160,200
                                             --------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     569,984,236        279,274,733
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM BENEFICIAL INTEREST
  TRANSACTIONS                                  299,742,532        274,728,651
                                             --------------     --------------
INCREASE (DECREASE) IN NET ASSETS               869,726,768        554,003,384

NET ASSETS:
  Beginning net assets                       $1,484,336,446     $  930,333,062
                                             --------------     --------------
  ENDING NET ASSETS                          $2,354,063,214     $1,484,336,446
                                             ==============     ==============
The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
February 28, 1998

1.  SIGNIFICANT ACCOUNTING POLICIES
    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500 Index Master Portfolio.

    The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION
    The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION
    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

    FEDERAL INCOME TAXES
    The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

    It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

    FUTURES CONTRACTS
    The S&P 500 Index Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
February 28, 1998

 contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1998, the S&P 500 Index Master Portfolio had open long futures contracts outstanding:

S&P 500 Index Master Portfolio
                                   Expiration         Notional   Net Unrealized
Number of Contracts         Type         Date   Contract Value     Depreciation
747                S&P 500 Index   March 1998     $196,180,875      $11,248,975

    The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $7,507,350.

    REPURCHASE AGREEMENTS
    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool its cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1998 by the Master Portfolio is collateralized by U.S. Government Securities.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

    Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolio's outstanding beneficial interest.

3.  INVESTMENT PORTFOLIO TRANSACTIONS
    Purchases and sales of investments, exclusive of short-term securities, for the S&P 500 Index Master Portfolio for the year ended February 28, 1998 is as follows:

   Aggregate Purchases                  S&P 500 Index
   and Sales of:                     Master Portfolio

   U.S. GOVERNMENT
     OBLIGATIONS:
     Purchases at cost                 $          0
     Sales proceeds                               0

   OTHER SECURITIES:
     Purchases at cost                  363,453,227
     Sales proceeds                     100,644,795

------------------------------------------------------------------------------


4.  PORTFOLIO SECURITIES LOANED
    As of February 28, 1998, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                         Securities     Collateral
    S&P 500 Index Master Portfolio      $97,218,674    $99,801,077

5.  FINANCIAL HIGHLIGHTS
    The portfolio turnover rates, excluding short-term securities, for the S&P 500 Index Master Portfolio is as follows:

                                                                                       For the
                                                                                   Period from
                                     For the        For the        For the        May 26, 1994
                                  Year Ended     Year Ended     Year Ended       (commencement
                                February 28,   February 28,   February 29,   of operations) to
                                        1998           1997           1996   February 28, 1995
S&P 500 Index Master Portfolio            6%             4%             2%                  5%

    The average commission rates paid by the S&P 500 Index Master Portfolio is as follows:
                                           For the                For the
                                        Year Ended             Year Ended
                                 February 28, 1998      February 28, 1997
S&P 500 Index Master Portfolio             $0.0319                $0.0625

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the S&P 500 Index Master Portfolio (one of the portfolios comprising Master Investment Portfolio) as of February 28, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio of Master Investment Portfolio as of February 28, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP



San Francisco, California
April 3, 1998

                                     DIRECTORS
                                Richard S. Strong
                                  Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                     OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Barclays Global Fund Advisors
               45 Fremont Street, San Francisco, California 94105

                                    CUSTODIAN
                          Investors Bank & Trust Company
                   89 South Street, Boston, Massachusetts 02111

                                     AUDITOR
                              KPMG Peat Marwick LLP
            Three Embarcadero Center, San Francisco, California 94111

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

  For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.







                               [PICTURE OF TELEPHONE]
                           To order a free prospectus kit,
                                 CALL 1-800-368-1030

                           To learn more about our funds,
                            discuss an existing account,
                             or conduct a transaction,
                                CALL 1-800-368-3863
                                -------------------

                                    If you are a
                               Financial Professional,
                                 CALL 1-800-368-1683

                      [PICTURE OF STRONG WEB SITE ON COMPUTER]
                                   Strong On-line
                                www.strong-funds.com




                                    [STRONG LOGO]

                                    STRONG FUNDS
                     P.O. Box 2936 o Milwaukee, Wisconsin 53201
                      Strong Funds Distributors, Inc. 7555D98            98AIND